Business Segment Information (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business segment information
Net revenue		¥ 4,364.5	¥ 3,863.4	¥ 3,708.2
Operating expenses		2,701.1	2,400.0	2,198.6
Operating profit (loss)		1,663.4	1,463.4	1,509.6
BTMU and MUTB [Member]
Business segment information
Net revenue		2,474.5	2,286.7	2,390.3
Net interest income		1,401.0	1,307.8	1,318.0
Net fees		697.9	646.1	582.4
Other		375.6	332.8	489.9
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	1,890.0	1,576.7	1,317.9
Business Segment [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		1,299.4	1,283.6	1,200.7
Operating expenses		958.8	952.2	908.5
Operating profit (loss)		340.6	331.4	292.2
Business Segment [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		577.5	573.7	563.2
Net interest income		374.9	403.5	431.1
Net fees		190.7	161.9	123.5
Other		11.9	8.3	8.6
Business Segment [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	721.9	709.9	637.5
Business Segment [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue		949.3	912.5	851.7
Operating expenses		454.5	444.6	440.4
Operating profit (loss)		494.8	467.9	411.3
Business Segment [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		818.1	786.9	755.4
Net interest income		349.4	359.9	378.5
Net fees		375.4	338.9	308.3
Other		93.3	88.1	68.6
Business Segment [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	131.2	125.6	96.3
Business Segment [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		171.5	159.0	139.0
Operating expenses		103.2	95.4	89.5
Operating profit (loss)		68.3	63.6	49.5
Business Segment [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		71.0	66.1	56.3
Net fees		71.0	66.1	56.3
Business Segment [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	100.5	92.9	82.7
Business Segment [Member] | Global Business Group [Member]
Business segment information
Net revenue		1,294.3	916.4	736.6
Operating expenses		794.7	559.8	448.6
Operating profit (loss)		499.6	356.6	288.0
Business Segment [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		611.6	540.5	448.1
Operating expenses		365.0	292.9	243.2
Operating profit (loss)		246.6	247.6	204.9
Business Segment [Member] | Global Business Group [Member] | MUAH [Member]
Business segment information
Net revenue		442.4	375.9	288.5
Operating expenses		306.0	266.9	205.4
Operating profit (loss)		136.4	109.0	83.1
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Business segment information
Net revenue	[2]	240.3
Operating expenses	[2]	123.7
Operating profit (loss)	[2]	116.6
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		480.9	419.9	340.4
Net interest income		236.1	212.2	163.6
Net fees		190.6	164.7	141.6
Other		54.2	43.0	35.2
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		480.9	419.9	340.4
Net interest income		236.1	212.2	163.6
Net fees		190.6	164.7	141.6
Other		54.2	43.0	35.2
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	813.4	496.5	396.2
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue	[1]	130.7	120.6	107.7
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | MUAH [Member]
Business segment information
Net revenue	[1]	442.4	375.9	288.5
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Krungsri [Member]
Business segment information
Net revenue	[1],[2]	240.3
Business Segment [Member] | Global Business Group [Member] | Former BTMU Bangkok Branch [Member]
Business segment information
Net revenue		21.9
Operating expenses		7.5
Operating profit (loss)		14.4
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		661.7	604.7	796.0
Operating expenses		204.4	185.0	148.7
Operating profit (loss)		457.3	419.7	647.3
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		496.3	440.0	680.2
Net interest income		276.7	243.9	283.7
Net fees		(34.8)	(23.2)	(19.4)
Other		254.4	219.3	415.9
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	165.4	164.7	115.8
Business Segment, Other [Member]
Business segment information
Net revenue		(11.7)	(12.8)	(15.8)
Operating expenses		185.5	163.0	162.9
Operating profit (loss)		(197.2)	(175.8)	(178.7)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		30.7	0.1	(5.2)
Net interest income		163.9	88.3	61.1
Net fees		(95.0)	(62.3)	(27.9)
Other		(38.2)	(25.9)	(38.4)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (42.4)	¥ (12.9)	¥ (10.6)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.
[2]	In January 2015, we integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively. For our business segment information for the six months ended September 30, 2014 and 2015, see our current report on Form 6-K submitted to the U.S. Securities and Exchange Commission on January 29, 2016, which is incorporated by reference in this prospectus.